General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	Feb. 28, 2014	Jun. 30, 2014	Nov. 30, 2012	Mar. 31, 2013	Feb. 02, 2015	Jul. 01, 2014	Dec. 20, 2012
Description Of Business [Abstract]
Parent, general partner ownership percentage	2.00%	2.00%	2.00%
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Net Income (Loss) Allocated to General Partners	$ 756,000,000	$ 505,000,000	$ 646,000,000
Other Comprehensive Income (Loss), Net of Tax	(90,000,000)	(55,000,000)	20,000,000
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current	81,000,000	39,000,000
Regulatory Assets, Noncurrent	289,000,000	315,000,000
Total regulatory asset	370,000,000	354,000,000
Regulatory Liability, Current	11,000,000	19,000,000
Regulatory Liability, Noncurrent	349,000,000	289,000,000
Total regulatory liabilities	360,000,000	308,000,000
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	1,000,000
General Partner [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Other Comprehensive Income (Loss), Net of Tax	0	0	0
Access Midstream Partners Acquisition [Member] | General Partner [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired										50.00%	50.00%
Canada Acquisition [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Net Income (Loss) Allocated to General Partners		49,000,000	59,000,000
Payments to Acquire Businesses, Gross	56,000,000					31,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					25,577,521
Proceeds from Previous Acquisition				56,000,000
Reduction in incentive distribution rights payment				2,000,000
Other Comprehensive Income (Loss), Net of Tax		(56,000,000)	20,000,000
Geismar Acquisition [Member]
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired							83.30%
Payments to Acquire Businesses, Gross							25,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							42,778,812
Proceeds from Previous Acquisition								25,000,000
Reduction in incentive distribution rights payment								4,000,000
Gulfstream Natural Gas System, L.L.C. [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%
Laurel Mountain Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	69.00%
Discovery Producer Services LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	60.00%
Overland Pass Pipeline Company LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%
Utica East Ohio Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	49.00%
Delaware Basin Gas Gathering System [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%
Appalachia Midstream Services, LLC [Member]
Description Of Business [Abstract]
Number Of Gathering Systems	11
Williams [Member]
Description Of Business [Abstract]
Parent, limited partner ownership percentage	58.00%
Parent, general partner ownership percentage	2.00%
Williams Partners L. P. [Member] | General Partner [Member]
Description Of Business [Abstract]
Parent, general partner ownership percentage	100.00%
Access Midstream Partners Lp [Member] | General Partner [Member]
Description Of Business [Abstract]
Parent, general partner ownership percentage	100.00%
Access Midstream [Member] | Utica East Ohio Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	49.00%
Access Midstream [Member] | Delaware Basin Gas Gathering System [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%
Access Midstream [Member] | Appalachia Midstream Services, LLC [Member]
Description Of Business [Abstract]
Subsidiary, ownership percentage	45.00%
Number Of Gathering Systems	$ 11
Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	69.00%
Northeast G And P [Member] | Caiman Energy II, LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	58.00%
Atlantic Gulf [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%
Atlantic Gulf [Member] | Discovery Producer Services LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	60.00%
Atlantic Gulf [Member] | Constitution Pipeline Company LLC [Member]
Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage	41.00%
NGL And Petchem Services [Member] | Geismar [Member]
Description Of Business [Abstract]
Subsidiary, ownership percentage	83.30%
NGL And Petchem Services [Member] | Conway Fractionator [Member]
Description Of Business [Abstract]
Subsidiary, ownership percentage	50.00%
NGL And Petchem Services [Member] | Overland Pass Pipeline Company LLC [Member]
Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage	50.00%
Subsequent Event [Member] | ACMP Units Into Merged Partnership Units [Member]
Description Of Business [Abstract]
Conversion Ratio									1.06152
Subsequent Event [Member] | Publicly Held WPZ Common Units into ACMP Common Units [Member]
Description Of Business [Abstract]
Conversion Ratio									0.86672
Subsequent Event [Member] | Privately Held WPZ Units Into ACMP Common Units [Member]
Description Of Business [Abstract]
Conversion Ratio									0.80036
Subsequent Event [Member] | Class D WPZ Units Into WPZ Common Units [Member]
Description Of Business [Abstract]
Conversion Ratio									1